UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011"
Check here if Amendment [   ]; Amendment Number: 1

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"              Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     OCTOBER 11, 2011"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      31

"Form 13F Information Table Value Total:      $80,472"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                  002824100      5820    113810SH       SOLE                  0      0113810
ACCURAY INC                     COM                  004397105       261     65000SH       SOLE                  0      065000
APPLE INC                       COM                  037833100      4408     11561SH       SOLE                  0      011561
ARCHIPELAGO LEARNING INC        COM                  03956P102        149    17759SH       SOLE                  0      017759
BERKSHIRE HATHAWAY NEW B        CL B NEW             084670702      7142    100536SH       SOLE                  0      0100536
BROCADE COMMUNS SYS NEW         COM NEW               111621306      1949   451255SH       SOLE                  0      0451255
C V S CAREMARK CORP             COM                   126650100      4606   137135SH       SOLE                  0      0137135
CISCO SYSTEMS INC               COM                  17275r102       4263   275011SH       SOLE                  0      0275011
EMPIRE DISTRICT ELEC CO         COM                   291641108      3334   172030SH       SOLE                  0      0172030
ENERPLUS CORP F                 COM                   292766102      3401   138600SH       SOLE                  0      0138600
GENERAL GROWTH PPTYS NEW        COM                   370023103      2040   168622SH       SOLE                  0      0168622
GOOGLE INC CLASS A              CL A                 38259p508       4987     9682SH       SOLE                  0      09682
HARRIS CORPORATION              COM                   413875105      4107   120180SH       SOLE                  0      0120180
HOWARD HUGHES CORP              COM                  44267d107       1261    29951SH       SOLE                  0      029951
I T T CORP NEW INDIANA          COM                   450911102      3636    86565SH       SOLE                  0      086565
INTERDIGITAL INC                COM                  45867g101       1957    42010SH       SOLE                  0      042010
ISHARES TR BRCLYS BD 1-3        BARCLYS 1-3YR CR      464288646      1099    10565SH       SOLE                  0      010565
ISHARES TR BRCLYS BD INT        BARCLYS INTER CR      464288638       829     7760SH       SOLE                  0      07760
ISHARES TR BRCLYS TIPS BD       BARCLYS TIPS BD       464287176      5828    50990SH       SOLE                  0      050990
L H C GROUP                     COM                  50187a107       1286    75395SH       SOLE                  0      075395
MKT VECTORS ETF TR GOLD         GOLD MINER ETF       57060u100       5718   103605SH       SOLE                  0      0103605
MEDTRONIC INC                   COM                   585055106      2657    79935SH       SOLE                  0      079935
MICROSOFT CORP                  COM                   594918104      5044   202665SH       SOLE                  0      0202665
PROSHARES SHORT S&P 500         PSHS SHRT S&P500     74347r503       3360    72880SH       SOLE                  0      072880
SEASPAN CORP F                  SHS                  Y75638109       2668   232850SH       SOLE                  0      0232850
SPDR GOLD TRUST SHARES          GOLD SHS             78463v107       5079    32136SH       SOLE                  0      032136
SUPERIOR ENERGY SERVICES        COM                   868157108      2759   105140SH       SOLE                  0      0105140
TELEPHONE & DATA SYS INC        SPL COM               879433860      1371    69355SH       SOLE                  0      069355
TEMPLETON GLOBAL INCM FD        COM                   880198106      1719   181895SH       SOLE                  0      0181895
VODAFONE GROUP NEW ADR F        SPONS ADR NEW        92857w209       4974   193850SH       SOLE                  0      0193850
WISDMTREE TR CHIN YUAN FD       CHINESE YUAN ETF     97717w182        540    21350SH       SOLE                  0      021350

